UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of
               BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 01/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments



BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments as of April 30, 2007                                                                    (in U.S. dollars)

                                                       Shares
                    Industry                             Held  Common Stocks                                          Value
North America

Canada - 1.2%       Diversified Telecommunication     171,262    BCE, Inc.                                        $     5,780,092
                    Services - 1.2%

                                                                 Total Common Stocks in Canada                          5,780,092


United              Aerospace & Defense - 2.3%        103,200    Curtiss-Wright Corp.                                   4,446,888
States - 92.2%                                        109,100    Goodrich Corp.                                         6,201,244
                                                                                                                  ---------------
                                                                                                                       10,648,132

                    Biotechnology - 1.9%               93,600    Amylin Pharmaceuticals, Inc. (b)                       3,868,488
                                                      368,500    Human Genome Sciences, Inc. (b)                        3,968,745
                                                       27,400    ImClone Systems, Inc. (b)                              1,147,786
                                                                                                                  ---------------
                                                                                                                        8,985,019

                    Capital Markets - 1.3%            239,400    Janus Capital Group, Inc. (a)                          5,989,788

                    Chemicals - 1.7%                  418,800    Huntsman Corp.                                         8,208,480

                    Commercial Banks - 1.4%            46,200    Cullen/Frost Bankers, Inc.                             2,364,054
                                                      117,175    First Midwest Bancorp, Inc.                            4,211,270
                                                                                                                  ---------------
                                                                                                                        6,575,324

                    Commercial Services &             745,600    Allied Waste Industries, Inc. (b)                      9,968,672
                    Supplies - 2.6%                    65,800    Cintas Corp.                                           2,465,526
                                                                                                                  ---------------
                                                                                                                       12,434,198

                    Communications                    384,700    Andrew Corp. (a)(b)                                    4,200,924
                    Equipment - 3.7%                1,256,000    Tellabs, Inc. (b)                                     13,338,720
                                                                                                                  ---------------
                                                                                                                       17,539,644

                    Containers & Packaging - 1.9%     722,900    Smurfit-Stone Container Corp. (b)                      8,710,945

                    Diversified Telecommunication       3,100    Aruba Networks, Inc. (b)                                  42,377
                    Services - 0.0%

                    Electrical Equipment - 1.5%       137,900    Hubbell, Inc. Class B                                  7,128,051

                    Electronic Equipment &            244,900    Tech Data Corp. (b)                                    8,703,746
                    Instruments - 1.9%

                    Energy Equipment &                256,300    BJ Services Co.                                        7,345,558
                    Services - 4.3%                   188,400    Dresser-Rand Group, Inc. (b)                           6,011,844
                                                      184,600    Rowan Cos., Inc. (a)                                   6,763,744
                                                                                                                  ---------------
                                                                                                                       20,121,146

                    Food Products - 1.5%              227,300    Smithfield Foods, Inc. (a)(b)                          6,948,561

                    Gas Utilities - 1.2%               55,600    Questar Corp.                                          5,400,428

                    Health Care Equipment &           168,600    Edwards Lifesciences Corp. (a)(b)                      8,261,400
                    Supplies - 1.8%

                    Health Care Providers &           767,700    Tenet Healthcare Corp. (a)(b)                          5,696,334
                    Services - 1.2%

                    Health Care Technology - 0.8%     229,143    Emdeon Corp. (a)(b)                                    3,698,368

                    Hotels, Restaurants &              52,700    CBRL Group, Inc. (a)                                   2,349,366
                    Leisure - 1.2%                     92,860    Wyndham Worldwide Corp. (b)                            3,212,956
                                                                                                                  ---------------
                                                                                                                        5,562,322

                    Household Durables - 1.5%          64,000    Lennar Corp. Class A (a)                               2,733,440
                                                      136,800    Newell Rubbermaid, Inc.                                4,195,656
                                                                                                                  ---------------
                                                                                                                        6,929,096

                    IT Services - 4.9%                382,700    The BISYS Group, Inc. (b)                              4,427,839
                                                      190,200    CheckFree Corp. (b)                                    6,402,132
                                                      320,100    Global Payments, Inc.                                 12,157,398
                                                                                                                  ---------------
                                                                                                                       22,987,369

                    Insurance - 5.4%                  563,800    Conseco, Inc. (a)(b)                                   9,973,622
                                                       57,900    Everest Re Group Ltd.                                  5,827,056
                                                      310,300    HCC Insurance Holdings, Inc.                           9,513,798
                                                                                                                  ---------------
                                                                                                                       25,314,476

                    Internet Software &             1,034,100    CNET Networks, Inc. (a)(b)                             8,717,463
                    Services - 1.9%

                    Leisure Equipment &               114,500    Brunswick Corp.                                        3,751,020
                    Products - 0.8%

                    Life Sciences Tools &              99,800    Affymetrix, Inc. (b)                                   2,621,746
                    Services - 0.6%

                    Machinery - 3.7%                  117,300    Joy Global, Inc.                                       5,938,899
                                                      346,800    Timken Co.                                            11,437,464
                                                                                                                  ---------------
                                                                                                                       17,376,363

                    Media - 2.6%                      203,500    Harte-Hanks, Inc.                                      5,311,350
                                                      356,200    Valassis Communications, Inc. (a)(b)                   6,824,792
                                                                                                                  ---------------
                                                                                                                       12,136,142

                    Metals & Mining - 1.9%            124,800    Commercial Metals Co.                                  4,184,544
                                                       72,000    Nucor Corp.                                            4,569,120
                                                                                                                  ---------------
                                                                                                                        8,753,664

                    Multi-Utilities - 3.6%             94,400    Alliant Energy Corp. (a)                               4,134,720
                                                      224,700    OGE Energy Corp.                                       8,637,468
                                                       86,600    Wisconsin Energy Corp.                                 4,225,214
                                                                                                                  ---------------
                                                                                                                       16,997,402

                    Multiline Retail - 0.6%            89,600    Family Dollar Stores, Inc.                             2,852,864

                    Oil, Gas & Consumable             146,600    Cabot Oil & Gas Corp. Class A (a)                      5,339,172
                    Fuels - 5.5%                       75,000    Murphy Oil Corp. (a)                                   4,158,000
                                                      265,200    Newfield Exploration Co. (b)                          11,602,500
                                                       80,100    Noble Energy, Inc.                                     4,710,681
                                                                                                                  ---------------
                                                                                                                       25,810,353

                    Pharmaceuticals - 4.2%            298,900    Endo Pharmaceuticals Holdings, Inc. (b)                9,247,966
                                                       78,600    King Pharmaceuticals, Inc. (b)                         1,607,370
                                                      298,400    Medicis Pharmaceutical Corp. Class A (a)               9,071,360
                                                                                                                  ---------------
                                                                                                                       19,926,696

                    Real Estate Investment Trusts      35,100    Alexandria Real Estate Equities, Inc.                  3,715,335
                    (REITs) - 4.0%                    587,400    Crescent Real Estate EQT Co.                          12,047,574
                                                      108,500    FelCor Lodging Trust, Inc.                             2,770,005
                                                                                                                  ---------------
                                                                                                                       18,532,914

                    Road & Rail - 1.2%                 64,900    Con-way, Inc.                                          3,545,487
                                                       82,300    JB Hunt Transport Services, Inc.                       2,227,038
                                                                                                                  ---------------
                                                                                                                        5,772,525

                    Semiconductors & Semiconductor    850,300    Micron Technology, Inc. (b)                            9,752,941
                    Equipment - 2.1%

                    Software - 4.7%                   787,900    BEA Systems, Inc. (b)                                  9,289,341
                                                      139,300    Citrix Systems, Inc. (b)                               4,541,180
                                                      913,100    TIBCO Software, Inc. (b)                               8,327,472
                                                                                                                  ---------------
                                                                                                                       22,157,993

                    Specialty Retail - 3.7%           295,100    Foot Locker, Inc.                                      7,020,429
                                                      413,800    The Gap, Inc.                                          7,427,710
                                                      102,000    RadioShack Corp. (a)                                   2,965,140
                                                                                                                  ---------------
                                                                                                                       17,413,279

                    Textiles, Apparel & Luxury        130,800    Jones Apparel Group, Inc.                              4,367,412
                    Goods - 0.9%

                    Thrifts & Mortgage                 77,500    MGIC Investment Corp. (a)                              4,774,775
                    Finance - 3.3%                    173,600    People's United Financial, Inc.                        3,456,376
                                                      159,000    Webster Financial Corp.                                7,067,550
                                                                                                                  ---------------
                                                                                                                       15,298,701

                    Trading Companies &               206,900    United Rentals, Inc. (b)                               6,931,150
                    Distributors - 2.9%                82,300    WW Grainger, Inc.                                      6,799,626
                                                                                                                  ---------------
                                                                                                                       13,730,776

                                                                 Total Common Stocks in the United States             431,855,458

                                                                 Total Common Stocks in North America - 93.4%         437,635,550


Western Europe

Netherlands - 0.7%  Construction &                     93,600    Chicago Bridge & Iron Co. NV                           3,241,368
                    Engineering - 0.7%

                                                                 Total Common Stocks in Western Europe - 0.7%           3,241,368

                                                                 Total Common Stocks
                                                                 (Cost - $399,512,415) - 94.1%                        440,876,918



                                                                 Exchange-Traded Funds
North America

United States - 4.6%                                   41,000    iShares Dow Jones US Real Estate Index Fund (a)        3,503,860
                                                       69,700    iShares Dow Jones US Utilities Sector Index Fund       7,042,488
                                                       49,900    iShares S&P SmallCap 600 Index Fund                    3,464,058
                                                       47,600    MidCap SPDR Trust Series 1 (a)                         7,554,120

                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $16,259,070) - 4.6%                           21,564,526



                                                   Beneficial
                                                     Interest    Short-Term Securities
                                                 $  6,159,707    BlackRock Liquidity Series,
                                                                 LLC Cash Sweep Series, 5.26% (c)(d)                    6,159,707
                                                   78,945,500    BlackRock Liquidity Series,
                                                                 LLC Money Market Series, 5.33% (c)(d)(e)              78,945,500

                                                                 Total Short-Term Securities
                                                                 (Cost - $85,105,207) - 18.2%                          85,105,207

                                                                 Total Investments
                                                                 (Cost - $500,876,692*) - 116.9%                      547,546,651
                                                                 Liabilities in Excess of Other Assets - (16.9%)     (79,015,726)
                                                                                                                  ---------------
                                                                 Net Assets - 100.0%                              $   468,530,925
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $        503,723,007
                                               ====================
    Gross unrealized appreciation              $         51,252,831
    Gross unrealized depreciation                       (7,429,187)
                                               --------------------
    Net unrealized appreciation                $         43,823,644
                                               ====================

(a) Security, or a portion of security, is on loan.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                       $  2,013,350         $   96,072
    BlackRock Liquidity Series, LLC
    Money Market Series                     $  4,478,583         $   28,796

(d) Represents the current yield as of April 30, 2007.

(e) Security was purchased with the cash proceeds from securities loans.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date:  June 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date:  June 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date:  June 20, 2007